Auditors' remuneration (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Auditors Remuneration [Line Items]
Auditors’ remuneration	R 11,259	R 12,076	R 8,821
PriceWaterhouseCoopers Inc.
Auditors Remuneration [Line Items]
Auditors’ remuneration	R 300	R 2,200